Premises and Equipment	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Premises and Equipment
Note 8: Premises and Equipment
We record all owned premises and equipment at cost less accumulated depreciation and less any accumulated impairment, except land, which is recorded at cost. Buildings, computer equipment and operating system software, other equipment and leasehold improvements are depreciated on a straight-line basis over their estimated useful lives. When the major components of a building have different useful lives, they are accounted for separately and depreciated over each component’s estimated useful life.
The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years
Depreciation methods, useful lives and the residual values of premises and equipment are reviewed annually for any change in circumstances, and adjusted if appropriate. At each reporting period, we review whether there are any indications that premises and equipment need to be tested for impairment. If there is an indication that an asset may be impaired, we test for impairment by comparing the asset’s carrying value to its recoverable amount. The recoverable amount is calculated as the higher of value in use and fair value less costs to sell. Value in use is the present value of the future cash flows expected to be derived from the asset. An impairment charge is recorded when the recoverable amount is less than the carrying value. We recorded write-downs on our premises and equipment of $16 million during the year ended October 31, 2025 ($nil in 2024). Gains and losses on disposal are included in non-interest expense, premises and equipment, in our Consolidated Statement of Income.
Leases
When we enter into a new arrangement as a lessee, a
right-of-use
asset is recognized equal to the lease liability, which is calculated based on the future lease payments discounted at our incremental borrowing rate over the lease term. In calculating our lease liability and corresponding right-of-use
asset, we assess whether a contract is a lease by determining if we have the right to control the asset based on our ability to make decisions or direct how and for what purpose the asset is used.
A right-of-use asset is depreciated on a straight-line basis, based on the shorter of the useful life of the underlying asset or the lease term, and is adjusted for impairment losses, if any. Impairment is assessed when there is a change in use. No impairment was recorded on our right-of-use assets during the year ended
October 31, 2025 ($
1
 million in 2024).

The lease liability accretes interest over the lease term, using the effective interest method, with the associated interest expense recognized in interest expense, other liabilities, in our Consolidated Statement of Income. We make estimates in determining the incremental borrowing rate that is used to discount lease liabilities, based on our expected costs of secured borrowing for the lease term. The lease term is based on the non-cancellable
period and includes any options to extend or terminate which we are reasonably certain to exercise. The lease liability is remeasured when decisions are made to exercise options under the lease arrangement or when the likelihood of exercising an option within the lease changes. Refer to Note 13 for further information.
Amounts related to low-value leases are expensed when incurred in non-interest
expense, premises and equipment, in our Consolidated Statement of Income.
The total cost and associated accumulated depreciation for premises and equipment that we own or lease are set out below:

(Canadian $ in millions)
	Land and buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost
Balance at October 31, 2023	$2,370	$2,923	$1,060	$2,413	$4,357	$13,123
Additions/lease modifications	81	270	117	352	171	991
Disposals	(48)	(22)	(11)	(26)	–	(107)
Fully depreciated assets	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other	5	3	2	7	12	29
Balance at October 31, 2024	2,376	2,480	911	2,675	4,444	12,886
Additions/lease modifications	86	358	67	209	287	1,007
Disposals	(18)	(17)	(3)	(11)	(2)	(51)
Fully depreciated assets	(7)	(534)	(61)	(10)	(97)	(709)
Foreign exchange and other	8	5	3	8	24	48
Balance at October 31, 2025	$2,445	$2,292	$917	$2,871	$4,656	$13,181
Accumulated Depreciation and Impairment
Balance at October 31, 2023	$1,238	$2,228	$704	$1,356	$1,356	$6,882
Disposals	(29)	(12)	(8)	(21)	–	(70)
Depreciation	64	261	76	167	402	970
Fully depreciated assets	(32)	(694)	(257)	(71)	(96)	(1,150)
Foreign exchange and other (1)	1	(4)	(6)	5	9	5
Balance at October 31, 2024	1,242	1,779	509	1,436	1,671	6,637
Disposals	(16)	(15)	(1)	(7)	–	(39)
Depreciation	74	270	82	190	399	1,015
Fully depreciated assets	(7)	(534)	(61)	(10)	(97)	(709)
Foreign exchange and other (1)	20	–	(5)	2	8	25
Balance at October 31, 2025	$1,313	$1,500	$524	$1,611	$1,981	$6,929
Net Carrying Value
Balance at October 31, 2025	$1,132	$792	$393	$1,260	$2,675	$6,252
Balance at October 31, 2024	1,134	701	402	1,239	2,773	6,249

(1)	Includes impairment charges.